Note 22 - Current Allowances and Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about current allowances and provisions deducted from assets [text block]
Year ended December 31, 2018	Allowance for doubtful accounts - Trade receivables	Allowance for other doubtful accounts - Other receivables	Allowance for inventory obsolescence

Values at the beginning of the year	(78,385)	(6,255)	(216,068)
Effect of adoption of new standards	6,423	-	-
Translation differences	329	359	3,575
Additional allowances	(1,751)	(1,179)	(25,457)
Used	6,849	291	28,154
At December 31, 2018	(66,535)	(6,784)	(209,796)
Year ended December 31, 2017	Allowance for doubtful accounts - Trade receivables	Allowance for other doubtful accounts - Other receivables	Allowance for inventory obsolescence

Values at the beginning of the year	(85,724)	(6,332)	(240,242)
Translation differences	(345)	(220)	(3,575)
Reversals / (additional) allowances	5,421	(84)	12,917
Used	2,263	381	14,832
At December 31, 2017	(78,385)	(6,255)	(216,068)

Disclosure of detailed information about current allowances and provisions from liabilities [text block]
Year ended December 31, 2018	Sales risks	Other claims and contingencies	Total

Values at the beginning of the year	11,396	20,934	32,330
Translation differences	(103)	(2,205)	(2,308)
Additional provisions	2,638	6,463	9,101
Reclassifications	-	2,406	2,406
Used	(7,117)	(10,129)	(17,246)
At December 31, 2018	6,814	17,469	24,283
Year ended December 31, 2017	Sales risks	Other claims and contingencies	Total

Values at the beginning of the year	13,885	8,871	22,756
Translation differences	247	227	474
Additional provisions	4,238	9,432	13,670
Reclassifications	-	7,591	7,591
Used	(6,974)	(5,187)	(12,161)
At December 31, 2017	11,396	20,934	32,330